Schedule of Components of Loss Before Income Taxes (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Income tax expense
JAPAN
Income tax expense	¥ (534,685)	¥ (661,966)	¥ (478,633)